ENTERPRISE-WIDE DISCLOSURE	6 Months Ended
Jan. 31, 2024
Segment Reporting [Abstract]
ENTERPRISE-WIDE DISCLOSURE

NOTE 8 — ENTERPRISE-WIDE DISCLOSURE

The Company follows ASC 280, Segment Reporting, which requires companies to disclose segment data based on how management makes decisions about allocating resources to each segment and evaluates their performances. The Company’s chief operating decision-makers (i.e., the Company’s chief executive officer and his direct assistants, including the Company’s chief financial officer) review financial information presented on a consolidated basis, accompanied by disaggregated information about revenues, cost of revenues, and gross profit by business lines and by regions (Hong Kong, Vietnam, Japan and Singapore) for purposes of allocating resources and evaluating financial performance. There are no segment managers who are held accountable for operations, operating results and plans for levels or components below the consolidated unit level. Based on qualitative and quantitative criteria established by ASC 280, the Company considers itself to be operating within one reportable segment.

Disaggregated information of revenues by business lines are as follows:

	For the three months ended		For the six months ended
	January 31,		January 31,
	2024	2023	2024	2023
	(Unaudited)		(Unaudited)
Electronic Device Hardware Components Products Sales	$43,479	$75,686	$103,381	$179,880
Software and Website Development Services	–	–	19,230	–
Technical Consulting and Training Services	–	8,044	–	14,470
Software Maintenance and Business Promotion Services	14,013	15,000	29,276	28,750
Business Consulting Services	17,580	–	68,113	–
Global Logistics Services	2,819,056	–	4,000,776	–
Total revenues	$2,894,128	$98,730	$4,220,776	$223,100

Disaggregated information of revenues by regions are as follows:

	For the three months ended		For the six months ended
	January 31,		January 31,
	2024	2023	2024	2023
	(Unaudited)		(Unaudited)
Hong Kong	$2,151,434	$91,230	$3,202,451	$209,350
Vietnam	538,694	–	712,225	–
Japan	204,000	–	304,850	–
Singapore	–	7,500	1,250	13,750
Total revenues	$2,894,128	$98,730	$4,220,776	$223,100